Performance Management	Mar. 31, 2026
ALPS Sector Dividend Dogs ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	19.14%	12/31/20
Lowest Quarterly Return	-32.27%	3/31/20

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS Sector Dividend Dogs ETF | ALPS Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	19.14%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(32.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS International Sector Dividend Dogs ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a certain time period compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a certain time period compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	21.46%	12/31/20
Lowest Quarterly Return	-25.96%	3/31/20

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS International Sector Dividend Dogs ETF | ALPS International Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	21.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(25.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS Emerging Sector Dividend Dogs ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a certain time period compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a certain time period compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	23.95%	12/31/20
Lowest Quarterly Return	-29.88%	3/31/20

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS Emerging Sector Dividend Dogs ETF | ALPS Emerging Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	23.95%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(29.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS REIT Dividend Dogs ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

On January 2, 2020, the Fund changed its Underlying Index and principal investment strategies. Consequently, the Fund’s total returns shown below for the periods prior to January 2, 2020 are not necessarily indicative of the performance of the Fund, as it is currently managed. The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, additional indexes and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, additional indexes and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	20.47%	12/31/20
Lowest Quarterly Return	-33.91%	3/31/20

Performance Table Heading	Average Annual Total Returns For the periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS REIT Dividend Dogs ETF | ALPS REIT Dividend Dogs ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	20.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(33.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Alps Equal Sector Weight ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance. Absent any applicable fee waivers and/or expense reimbursements, performance would have been lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	18.64%	6/30/20
Lowest Quarterly Return	-22.29%	3/31/20

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
Alps Equal Sector Weight ETF | Alps Equal Sector Weight ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	18.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(22.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALERIAN MLP ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	46.87%	6/30/20
Lowest Quarterly Return	-58.27%	3/31/20

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALERIAN MLP ETF | ALERIAN MLP ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	46.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(58.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Alerian Energy Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a certain time period compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a certain time period compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	37.06%	6/30/20
Lowest Quarterly Return	-49.41%	3/31/20

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
Alerian Energy Infrastructure ETF | Alerian Energy Infrastructure ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	37.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(49.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
RiverFront Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index, which represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index, which represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	7.37%	6/30/20
Lowest Quarterly Return	-6.49%	3/31/20

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
RiverFront Strategic Income Fund | RiverFront Strategic Income Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	7.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(6.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS Dynamic Core Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index, which represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index, which represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	6.54%	12/31/23
Lowest Quarterly Return	-5.33%	3/31/22

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS Dynamic Core Income ETF | ALPS Dynamic Core Income ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	6.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(5.33%)
Lowest Quarterly Return, Date	Mar. 31, 2022
ALPS Dynamic US Dividend Advantage ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for a certain time period compare with the Fund’s benchmark index, which represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for a certain time period compare with the Fund’s benchmark index, which represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	20.27%	June 30, 2020
Lowest Quarterly Return	-22.17%	March 31, 2020

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS Dynamic US Dividend Advantage ETF | ALPS Dynamic US Dividend Advantage ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	20.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(22.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS Active Equity Opportunity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

On June 1, 2023, ALPS Advisors, Inc., the Fund’s investment adviser, assumed all responsibility for selecting the Fund’s investments and certain of the Fund’s principal investment strategies changed. Performance figures shown below for periods before June 1, 2023 represent performance of the Fund during the times when the Fund’s investments were selected by the prior sub-advisor to the Fund pursuant to the prior principal investment strategies. Consequently, the Fund’s total returns shown below for the periods prior to June 1, 2023 are not necessarily indicative of the performance of the Fund, as it is currently managed. The following bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for a certain time period compares with the average annual returns of the Fund’s benchmark index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for a certain time period compares with the average annual returns of the Fund’s benchmark index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	22.32%	6/30/20
Lowest Quarterly Return	-25.22%	3/31/20

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS Active Equity Opportunity ETF | ALPS Active Equity Opportunity ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	22.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(25.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Barron's 400 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ending 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	25.45%	6/30/20
Lowest Quarterly Return	-26.90%	3/31/20

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
Barron's 400 ETF | Barron's 400 ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	25.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(26.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS Medical Breakthroughs ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	33.88%	12/31/19
Lowest Quarterly Return	-30.81%	3/31/16

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS Medical Breakthroughs ETF | ALPS Medical Breakthroughs ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	33.88%
Highest Quarterly Return, Date	Dec. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(30.81%)
Lowest Quarterly Return, Date	Mar. 31, 2016
ALPS DISRUPTIVE TECHNOLOGIES ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	29.91%	6/30/20
Lowest Quarterly Return	-22.24%	6/30/22

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS DISRUPTIVE TECHNOLOGIES ETF | ALPS DISRUPTIVE TECHNOLOGIES ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	29.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(22.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
ALPS Clean Energy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	44.54%	12/31/20
Lowest Quarterly Return	-22.86%	6/30/22

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS Clean Energy ETF | ALPS Clean Energy ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	44.54%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(22.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022
ALPS Active REIT ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	16.11%	12/31/23
Lowest Quarterly Return	-14.69%	6/30/22

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS Active REIT ETF | ALPS Active REIT ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	16.11%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(14.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022
ALPS | Smith Core Plus Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index, which represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index, which represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	4.66%	9/30/24
Lowest Quarterly Return	-2.26%	12/31/24

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS | Smith Core Plus Bond ETF | ALPS | Smith Core Plus Bond ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	4.66%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(2.26%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Level Four Large Cap Growth Active ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index and an index that represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	16.18%	6/30/25
Lowest Quarterly Return	-8.62%	3/31/25

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
Level Four Large Cap Growth Active ETF | Level Four Large Cap Growth Active ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	16.18%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(8.62%)
Lowest Quarterly Return, Date	Mar. 31, 2025
ALPS | BBH Intermediate Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index, and an index that represents a broad measure of market performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Fund’s benchmark index, and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	6.50%	12/31/23
Lowest Quarterly Return	-2.47%	9/30/23

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS | BBH Intermediate Municipal Bond ETF | ALPS | BBH Intermediate Municipal Bond ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	6.50%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(2.47%)
Lowest Quarterly Return, Date	Sep. 30, 2023
ALPS | O'Shares U.S. Quality Dividend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The O’Shares U.S. Quality Dividend ETF (the “Predecessor Fund”), a series of OSI ETF Trust, was reorganized into the Fund on June 17, 2022. The Fund adopted the historical performance of the Predecessor Fund as the result of the reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.

Previously, the Predecessor Fund had adopted the historical performance of the O’Shares FTSE U.S. Quality Dividend ETF (the “Previous Predecessor Fund”), a series of FQF Trust, as the result of a reorganization in which the Predecessor Fund acquired all of the assets, subject to liabilities, of the Previous Predecessor Fund on June 28, 2018. The returns presented for the Predecessor Fund for periods prior to June 28, 2018 reflect the performance of the Previous Predecessor Fund. At the time of the reorganization, the investment objectives of the Previous Predecessor Fund and the Predecessor Fund were identical and the investment strategies of the Previous Predecessor Fund and the Predecessor Fund were substantially the same.

Effective June 1, 2020, the Predecessor Fund’s underlying index was changed to the Underlying Index from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index (the “Former Index”). Thus, Predecessor Fund performance shown below through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Index, and Predecessor Fund performance shown below beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown below reflects the blended performance of the Former Index through May 31, 2020 and the Underlying Index thereafter.

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance. The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Predecessor Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	15.16%	6/30/20
Lowest Quarterly Return	-20.34%	3/31/20

Performance Table Heading	Average Annual Total Returns For the periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS | O'Shares U.S. Quality Dividend ETF | ALPS | O'Shares U.S. Quality Dividend ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	15.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(20.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The O’Shares U.S. Small Cap Quality Dividend ETF (the “Predecessor Fund”), a series of OSI ETF Trust, was reorganized into the Fund on June 17, 2022. The Fund adopted the historical performance of the Predecessor Fund as the result of the reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.

Effective May 4, 2018, the Predecessor Fund’s underlying index was changed from the FTSE USA Small Cap Qual/Vol/Yield Factor 3% Capped Index (the “Former Underlying Index 1”) to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the “Former Underlying Index 2” and together with the Former Underlying Index 1, the “Former Underlying Indexes”). Effective June 1, 2020, the Predecessor Fund’s underlying index was changed from the Former Underlying Index 2 to the Underlying Index. Thus, Predecessor Fund performance shown below prior to May 4, 2018 reflects the Predecessor Fund seeking to track the performance of the Former Underlying Index 1, Predecessor Fund performance shown below from May 4, 2018 through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Underlying Index 2, and Predecessor Fund performance shown below beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown below reflects the blended performance of the Former Underlying Index 1 through May 3, 2018, the Former Underlying Index 2 from May 4, 2018 through May 31, 2020 and the Underlying Index thereafter.

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance. The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Predecessor Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	19.32%	12/31/20
Lowest Quarterly Return	-28.24%	3/31/20

Performance Table Heading	Average Annual Total Returns For the periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	19.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(28.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS | O'Shares Global Internet Giants ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The O’Shares Global Internet Giants ETF (the “Predecessor Fund”), a series of OSI ETF Trust, was reorganized into the Fund on June 17, 2022. The Fund adopted the historical performance of the Predecessor Fund as the result of the reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance. The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Predecessor Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index, an additional index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	52.99%	6/30/20
Lowest Quarterly Return	-28.23%	6/30/22

Performance Table Heading	Average Annual Total Returns For the periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS | O'Shares Global Internet Giants ETF | ALPS | O'Shares Global Internet Giants ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	52.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(28.23%)
Lowest Quarterly Return, Date	Jun. 30, 2022
ALPS | O'Shares International Developed Quality Dividend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The O’Shares Europe Quality Dividend ETF (the “Predecessor Fund”), a series of OSI ETF Trust, was reorganized into the Fund on June 17, 2022. The Fund adopted the historical performance of the Predecessor Fund as the result of the reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.

Previously, the Predecessor Fund had adopted the historical performance of the O’Shares FTSE Europe Quality Dividend ETF (the “Previous Predecessor Fund”), a series of FQF Trust, as the result of a reorganization in which the Predecessor Fund acquired all of the assets, subject to liabilities, of the Previous Predecessor Fund on June 28, 2018. The returns presented for the Predecessor Fund for periods prior to June 28, 2018 reflect the performance of the Previous Predecessor Fund. At the time of the reorganization, the investment objectives of the Previous Predecessor Fund and the Predecessor Fund were identical and the investment strategies of the Previous Predecessor Fund and the Predecessor Fund were substantially the same.

Effective June 1, 2020, the Predecessor Fund’s underlying index was changed to the O’Shares Europe Quality Dividend Index (the “Second Former Index”) from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the “First Former Index”). Thus, Predecessor Fund performance shown below through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the First Former Index, and Predecessor Fund performance shown below beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Second Former Index. Effective October 1, 2025, the Fund’s underlying index was changed to the Underlying Index from the Second Former Index. Thus, Fund performance show below from June 1, 2020 through September 30, 2025 reflects the Fund seeking to track the performance of the Second Former Index. In addition, the Underlying Index performance shown below reflects the blended performance of the First Former Index through May 31, 2020, the Second Former Index through September 30, 2025, and the Underlying Index thereafter. Because the Underlying Index is materially different from the Second Former Index, the Fund’s performance beginning October 1, 2025 may differ materially from the performance information shown below for the period prior to October 1, 2025.

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance. Effective October 1, 2025, the Fund changed its broad-based securities market index from the Morningstar Europe Index to the Bloomberg Developed Markets ex US Large, Mid & Small Cap Index to better align with the Fund’s current strategy. The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Predecessor Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	17.47%	12/31/22
Lowest Quarterly Return	-20.66%	3/31/20

Performance Table Heading	Average Annual Total Returns For the periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
ALPS | O'Shares International Developed Quality Dividend ETF | ALPS | O'Shares International Developed Quality Dividend ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	17.47%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(20.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS Electrification Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and an index that represents a broad measure of market performance. Updated performance information, when available, will be available online at www.alpfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and an index that represents a broad measure of market performance.
Performance Availability Website Address [Text]	www.alpfunds.com
Performance Availability Phone [Text]	866.759.5679